CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Interest and fees on loans	$ 19,074	$ 16,033	$ 70,289	$ 65,888	$ 41,026
Interest on interest-earning deposits	187	151	940	334	246
Interest on investment securities	560	278	1,406	872	553
Dividend income on FHLB stock	119	153	472	800	474
Interest on federal funds sold and other	237	144	997	295	214
Total interest income	20,177	16,759	74,104	68,189	42,513
Interest expense:
Interest on savings deposits, now and money market accounts	702	474	2,382	1,975	1,343
Interest on time deposits	2,046	1,849	7,891	6,968	5,592
Interest on subordinated debentures and other	913	905	3,629	2,547
Interest on other borrowed funds	71	17	36	217	1
Total interest expense	3,732	3,245	13,938	11,707	6,936
Net interest income	16,445	13,514	60,166	56,482	35,577
Provision (recapture) for credit losses	184		(1,053)	4,974	1,386
Net interest income after provision for credit losses	16,261	13,514	61,219	51,508	34,191
Noninterest income:
Service charges, fees and other	466	460	2,111	1,758	1,296
Gain on sale of loans	1,815	1,497	9,318	5,847	4,316
Loan servicing fees, net of amortization	(31)	262	722	615	272
Recoveries on loans acquired in business combinations	6	28	84	170	103
Increase in cash surrender value of life insurance	199	185	824	560	579
Gain on sale of securities				19	78
Gain on sale of OREO			142		1,218
Loss on sale of fixed assets				(3)
Total noninterest income	2,455	2,432	13,201	8,966	7,862
Noninterest expense:
Salaries and employee benefits	4,951	4,183	16,821	13,784	11,122
Occupancy and equipment expenses	791	744	2,940	3,098	2,359
Data processing	473	352	1,622	2,018	1,532
Legal and professional	258	(387)	331	1,565	954
Office expenses	171	154	679	598	353
Marketing and business promotion	203	182	837	542	475
Insurance and regulatory assessments	210	205	799	883	761
Amortization of intangibles	81	94	355	372	117
OREO expenses	7	14	28	28	(18)
Other expenses	1,144	1,037	3,211	5,018	2,429
Total noninterest expense	8,289	6,578	27,623	27,906	20,084
Income before income taxes	10,427	9,368	46,797	32,568	21,969
Income tax expense	1,580	3,875	21,269	13,489	8,996
Net income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Net income per share
Basic	$ 0.55	$ 0.43	$ 1.81	$ 1.49	$ 1.02
Diluted	0.52	0.40	1.68	1.39	0.96
Cash dividends declared per common share	$ 0.08	$ 0.30	$ 0.38	$ 0.20	$ 0.25
Weighted-average common shares outstanding
Basic	16,082,895	12,827,803	14,078,281	12,800,990	12,761,832
Diluted	17,162,320	13,725,721	15,238,365	13,695,900	13,552,682